TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
TRADE PAYABLES AND ACCRUED LIABILITIES

14. TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2022	December 31, 2021
Trade accounts payable	$751,422	$362,890
Accrued liabilities	2,031,545	402,540
Government grant payable	33,709	33,709
	$2,816,676	$799,139